General information - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 21, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Issue of equity					$ 317,809
Proceeds from issuing shares		$ 1,000	$ 0	$ 0	296,318
Share issue related cost					$ 21,491
Trading income expense on equity instruments	$ 1,253
IPO [Member] | Class A Ordinary Shares [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Increase decrease in number of shares outstanding	21,850,000
Shares issued, Price per share	$ 19
Issue of equity	$ 317,809
Proceeds from issuing shares	296,318
Payment of underwriting discounts and commissions	19,863
Share issue related cost	$ 1,628
IPO [Member] | Class A Ordinary Shares [Member] | Group [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Increase decrease in number of shares outstanding	13,876,702
IPO [Member] | Class A Ordinary Shares [Member] | Selling Shareholders [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Increase decrease in number of shares outstanding	5,123,298
Over allotment Option [Member] | Class A Ordinary Shares [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Increase decrease in number of shares outstanding	2,850,000
VT Comercio [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Proportion of voting rights held in joint venture			50.00%